Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.1%
U.S. Treasury Bill 0.000%, 8/13/20	$ 17,300	$17,297
U.S. Treasury Notes
1.250%, 8/31/24	25,000	26,050
1.500%, 2/15/30	19,910	21,521
Total U.S. Government Securities (Identified Cost $63,111)		64,868

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,455	4,266
Total Municipal Bond (Identified Cost $4,173)		4,266

Foreign Government Securities—4.8%
Arab Republic of Egypt
144A 5.750%, 5/29/24(1)	1,000	1,002
144A 5.875%, 6/11/25(1)	8,840	8,884
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(2)(3)	20,999	1,207
RegS 7.750%, 10/13/19(2)(3)	9,851	591
Dominican Republic
144A 5.500%, 1/27/25(1)	1,800	1,821
144A 6.875%, 1/29/26(1)	2,655	2,782
144A 5.950%, 1/25/27(1)	2,280	2,294
Federal Republic of Brazil 2.875%, 6/6/25	300	296
Federal Republic of Nigeria 144A 7.625%, 11/21/25(1)	7,900	8,050
Kingdom of Abu Dhabi 144A 2.125%, 9/30/24(1)	6,800	7,013
Kingdom of Saudi Arabia
144A 4.000%, 4/17/25(1)	8,025	8,897
144A 3.250%, 10/26/26(1)	10,800	11,664
Republic of Argentine 5.875%, 1/11/28(2)	30,405	12,192
Republic of Belarus Ministry of Finance 144A 5.875%, 2/24/26(1)	3,000	2,905
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	9,150	9,333
Republic of Ghana 144A 7.875%, 3/26/27(1)	8,400	8,302
Republic of Indonesia
144A 3.375%, 4/15/23(1)	18,000	18,723
144A 5.875%, 1/15/24(1)	15,230	17,262
144A 4.125%, 1/15/25(1)	9,765	10,601
	Par Value	Value

Foreign Government Securities—continued
144A 4.750%, 1/8/26(1)	$10,650	$11,993
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	1,830	2,121
Republic of Kenya 144A 7.000%, 5/22/27(1)	5,500	5,418
Republic of Pakistan 144A 8.250%, 4/15/24(1)	1,400	1,457
Republic of Panama 3.875%, 3/17/28	15,600	17,511
Republic of Qatar 144A 3.250%, 6/2/26(1)	4,500	4,880
Republic of South Africa
4.665%, 1/17/24	1,950	1,987
5.875%, 9/16/25	5,860	6,212
Republic of Turkey
6.250%, 9/26/22	5,790	5,862
7.250%, 12/23/23	5,550	5,769
6.350%, 8/10/24	6,550	6,616
7.375%, 2/5/25	11,375	11,975
Russian Federation
144A 4.875%, 9/16/23(1)	10,400	11,544
RegS 4.750%, 5/27/26(3)	16,600	18,902
Saudi Government International Bond 144A 2.500%, 2/3/27(1)	7,000	7,182
Ukraine 144A 7.750%, 9/1/25(1)	11,690	12,182
United Mexican States Series M 6.500%, 6/9/22	250,769MXN	11,279
Total Foreign Government Securities (Identified Cost $296,650)		276,709

Mortgage-Backed Securities—25.0%
Agency—1.8%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	2,545	2,693
Pool #AO5149 3.000%, 6/1/27	302	318
Pool #AS5927 3.000%, 10/1/30	11,019	11,595
Pool #AZ4794 3.000%, 10/1/30	17,604	18,540
Pool #890710 3.000%, 2/1/31	7,111	7,479
Pool #254549 6.000%, 12/1/32	17	20
Pool #695237 5.500%, 2/1/33	21	23
Pool #773385 5.500%, 5/1/34	122	140
Pool #725762 6.000%, 8/1/34	99	116
Pool #806318 5.500%, 11/1/34	128	141
Pool #806328 5.500%, 11/1/34	116	127
Pool #800267 5.500%, 12/1/34	24	27
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #808018 5.500%, 1/1/35	$109	$125
Pool #941322 6.000%, 7/1/37	6	7
Pool #889578 6.000%, 4/1/38	59	68
Pool #AC6992 5.000%, 12/1/39	1,870	2,150
Pool #AD3841 4.500%, 4/1/40	3,000	3,338
Pool #AD4224 5.000%, 8/1/40	2,955	3,396
Pool #AE4799 4.000%, 10/1/40	77	85
Pool #AH4009 4.000%, 3/1/41	2,717	2,979
Pool #AI2472 4.500%, 5/1/41	2,213	2,462
Pool #AS6515 4.000%, 1/1/46	6,713	7,230
Pool #AS9393 4.000%, 4/1/47	3,993	4,255
Pool #MA3692 3.500%, 7/1/49	12,430	13,058
Pool #CA4978 3.000%, 1/1/50	22,699	23,916
Government National Mortgage Association
Pool #563381 6.500%, 11/15/31	15	16
Pool #581072 6.500%, 2/15/32	1	1
		104,305

Non-Agency—23.2%
Adjustable Rate Mortgage Trust 2005-1, 3A1 3.555%, 5/25/35(4)	1,598	1,559
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(4)	7,164	7,119
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	7,084	7,284
2018-C, A 144A 4.360%, 9/25/65(1)(4)	7,854	8,206
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	11,046	11,823
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	8,635	8,728
2020-SFR1, B 144A 2.120%, 4/17/37(1)	4,552	4,611
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(1)(4)	3,479	3,546
2019-2, A1 144A 3.628%, 3/25/49(1)(4)	5,391	5,524
Angel Oak Mortgage Trust LLC
2017-1, A3 144A 3.644%, 1/25/47(1)(4)	121	121
2017-3, A1 144A 2.708%, 11/25/47(1)(4)	1,346	1,345
2019-3, A1 144A 2.930%, 5/25/59(1)(4)	6,522	6,592
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(4)	$28,352	$29,107
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	11,115	11,327
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	8,564	8,766
Ashford Hospitality Trust 2018-KEYS, B (1 month LIBOR + 1.450%) 144A 1.635%, 6/15/35(1)(4)	11,745	10,086
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(4)	247	252
2004-D, 5A1 3.814%, 1/25/35(4)	2,030	1,930
2005-1, 1A1 5.500%, 2/25/35	257	262
2006-2, 3A1 6.000%, 3/25/36	1,176	1,171
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	630	649
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 0.465%, 7/25/36(1)(4)	3,645	3,274
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(4)	5,258	5,429
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	8,108	8,427
2017-RT1, A1 144A 3.000%, 3/28/57(1)(4)	2,376	2,429
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	5,910	6,168
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A 4.250%, 6/28/53(1)(4)	5,822	6,051
2017-SPL4, A 144A 3.500%, 1/28/55(1)(4)	1,800	1,835
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 0.907%, 3/15/37(1)(4)	5,490	5,219
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	6,497	6,627
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%) 144A 1.435%, 10/15/36(1)(4)	7,447	7,280
2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.435%, 12/15/36(1)(4)	9,065	8,747
BX Trust
2018-GW, B (1 month LIBOR + 1.020%) 144A 1.205%, 5/15/35(1)(4)	19,910	18,514
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	5,025
2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	5,615	5,186
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(4)	6,058	6,107
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 1.305%, 6/15/34(1)(4)	17,564	16,509
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.488%, 5/25/34(4)	466	450

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.105%, 12/15/36(1)(4)	$7,195	$7,046
2015-GC27, A4 2.878%, 2/10/48	8,835	9,274
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	6,493	7,109
2014-A, A 144A 4.000%, 1/25/35(1)(4)	3,451	3,623
2015-PS1, A1 144A 3.750%, 9/25/42(1)(4)	2,665	2,741
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)	2,546	2,580
2015-A, A1 144A 3.500%, 6/25/58(1)(4)	867	892
2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)	11,203	11,642
2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	11,919	12,612
COLT Mortgage Loan Trust Funding LLC
2018-2, A1 144A 3.470%, 7/27/48(1)(4)	1,074	1,084
2018-3, A1 144A 3.692%, 10/26/48(1)(4)	859	875
2020-1, A1 144A 2.488%, 2/25/50(1)(4)	14,288	14,443
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	3,187	3,242
2020-1, A1 144A 1.832%, 3/15/50(1)	17,513	17,428
2018-2, A 144A 4.026%, 11/15/52(1)	6,168	6,449
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	290	295
2003-AR30, 5A1 3.673%, 1/25/34(4)	1,936	1,966
2004-8, 7A1 6.000%, 12/25/34	3,306	3,456
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.165%, 5/15/36(1)(4)	27,050	26,796
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.967%, 4/25/43(1)(4)	897	916
2014-IVR2, A2 144A 3.762%, 4/25/44(1)(4)	6,220	6,513
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(4)	1,779	1,821
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(4)	924	921
2017-1A, A2 144A 2.928%, 12/26/46(1)(4)	234	234
2017-2A, A1 144A 2.453%, 6/25/47(1)(4)	1,188	1,187
2017-2A, A2 144A 2.606%, 6/25/47(1)(4)	536	536
2017-3A, A3 144A 2.813%, 10/25/47(1)(4)	956	964
	Par Value	Value

Non-Agency—continued
2018-2A, A1 144A 3.479%, 4/25/58(1)(4)	$9,605	$9,771
2018-3A, A1 144A 3.789%, 8/25/58(1)(4)	1,125	1,144
2019-1A, A1 144A 3.743%, 1/25/59(1)(4)	2,501	2,511
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(4)	5,421	5,547
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	6,158	6,179
2020-1, A1 144A 2.006%, 6/25/65(1)(4)	2,962	2,969
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.344%, 3/15/35(1)(4)	12,380	12,012
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	7,541	7,743
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	5,396	5,551
2018-2, A41 144A 4.500%, 10/25/58(1)(4)	5,266	5,391
2019-H1, A1 144A 2.657%, 10/25/59(1)(4)	8,813	9,007
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)	11,904	11,947
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(4)	10,150	10,264
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	12,721	12,869
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	4,075	4,373
GSAA Home Equity Trust 2005-1, AF4 5.619%, 11/25/34(4)	8	8
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	22,020	21,653
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(4)	10,627	10,831
2018-2, A1 144A 3.985%, 11/25/58(1)(4)	9,114	9,404
2019-3, A1 144A 2.675%, 11/25/59(1)(4)	18,576	18,756
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,257	1,259
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 3.101%, 6/25/33(4)	293	288
2003-AR4, 2A1 3.569%, 8/25/33(4)	51	50
2004-CB1, 2A 5.000%, 6/25/34	749	769
JPMorgan Chase Commercial Mortgage Securities Trust
2020-MKST, C (1 month LIBOR + 1.250%) 144A 1.435%, 12/15/36(1)(4)	9,310	8,833
2011-C4, A4 144A 4.388%, 7/15/46(1)	1,483	1,511
2015-C31, AS 4.106%, 8/15/48	4,670	5,007

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.344%, 6/25/29(1)(4)	$2,528	$2,589
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	4,046	4,161
2014-5, B1 144A 2.960%, 10/25/29(1)(4)	2,021	2,005
2014-5, B2 144A 2.960%, 10/25/29(1)(4)	951	933
2006-A2, 4A1 3.604%, 8/25/34(4)	453	455
2005-A2, 4A1 3.647%, 4/25/35(4)	391	371
2006-A6, 3A3L 3.626%, 10/25/36(4)	583	489
2014-1, 2A12 144A 3.500%, 1/25/44(1)(4)	2,683	2,780
2015-1, AM1 144A 2.243%, 12/25/44(1)(4)	3,490	3,507
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	8,880	8,933
2015-5, A2 144A 2.755%, 5/25/45(1)(4)	4,376	4,485
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	11,769	11,870
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	6,415	6,558
2017-5, A1 144A 3.138%, 10/26/48(1)(4)	22,133	22,465
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.985%, 5/15/36(1)(4)	5,740	5,618
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(4)	18,755	18,693
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	2,284	2,368
2004-4, 6A1 5.500%, 4/25/34	1,436	1,490
2004-7, 9A1 6.000%, 8/25/34	6,602	6,937
2005-2, 2A1 6.000%, 1/25/35	1,874	1,991
2005-2, 1A1 6.500%, 3/25/35	4,843	5,035
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.385%, 6/25/52(1)(4)	18,395	18,311
Merrill Lynch Mortgage Investors Trust 2004-A4, A1 3.834%, 8/25/34(4)	588	577
MetLife Securitization Trust
2017-1A, M1 144A 3.674%, 4/25/55(1)(4)	7,930	8,185
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	10,626	11,217
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,832
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	14,805	14,747
	Par Value	Value

Non-Agency—continued
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 0.885%, 11/15/34(1)(4)	$11,154	$11,080
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 3.554%, 2/25/34(4)	509	503
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.790%, 6/25/44(1)(4)	4,030	4,147
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 1.105%, 8/15/34(1)(4)	5,786	5,672
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	607	615
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(4)	8,887	9,493
2018-NQM1,A1 144A 3.986%, 11/25/48(1)(4)	4,536	4,690
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(4)	2,200	2,208
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	7,300	7,789
2014-2A, A3 144A 3.750%, 5/25/54(1)(4)	673	719
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(4)	5,783	6,172
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	6,823	7,317
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	3,825	4,064
2016-3A, A1 144A 3.750%, 9/25/56(1)(4)	4,282	4,545
2016-4A, A1 144A 3.750%, 11/25/56(1)(4)	5,366	5,703
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	15,106	16,230
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	14,528	15,396
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	14,140	15,062
2020-1A, A1B 144A 3.500%, 10/25/59(1)(4)	7,931	8,380
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.910%, 3/25/35(4)	1,234	1,242
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(4)	9,696	9,870
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	5,983	6,232
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.835%, 6/25/57(1)(4)	3,449	3,403
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(4)	5,775	5,923
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	10,700	11,199
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(4)	10,948	10,881
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	4,000	4,053

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-SFR1, A 144A 3.255%, 3/17/35(1)	$3,146	$3,182
2018-SFR1, B 144A 3.484%, 3/17/35(1)	2,515	2,545
2018-SFR2, B 144A 3.841%, 8/17/35(1)	9,350	9,550
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	10,474
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	3,198	3,373
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(4)	17,260	17,334
2019-3A, A1 144A 3.351%, 7/25/24(1)(4)	5,607	5,637
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)	17,288	17,797
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(1)(4)	14,988	15,022
2019-2, A1 144A 3.475%, 11/25/24(1)(4)	12,280	12,257
Residential Asset Mortgage Products Trust
2004-SL2, A3 7.000%, 10/25/31	846	885
2004-SL1, A8 6.500%, 11/25/31	1,213	1,178
Residential Asset Securitization Trust
2003-A11, A9 5.750%, 11/25/33	1,582	1,675
2004-A1, A5 5.500%, 4/25/34	6,049	6,290
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(4)	8,517	8,624
2019-1, A1 144A 3.936%, 10/25/58(1)(4)	4,128	4,162
2019-2, A1 144A 2.913%, 5/25/59(1)(4)	9,219	9,365
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(1)(4)	6,500	6,421
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(4)	5,291	5,312
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(4)	9,893	9,975
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(4)	3,277	3,305
2020-SH1, A1 144A 2.521%, 1/28/50(1)(4)	7,164	7,191
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(4)	2,210	2,239
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(4)	17,859	18,313
2020-1, A1 144A 2.275%, 2/25/50(1)(4)	6,690	6,746
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 1.135%, 1/17/35(1)(4)	12,656	12,601
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 3.667%, 10/25/34(4)	3,642	3,575
	Par Value	Value

Non-Agency—continued
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 3.846%, 11/25/33(4)	$1,230	$1,158
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(1)(4)	2,337	2,319
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(1)(4)	968	975
2015-5, A2 144A 3.500%, 5/25/55(1)(4)	3,901	4,051
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	3,665	3,907
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	7,235	7,523
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(4)	3,966	4,002
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)	8,448	8,825
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.085%, 4/25/48(1)(4)	17,113	16,812
Tricon American Homes Trust
2016-SFR1, C 144A 3.487%, 11/17/33(1)	4,640	4,679
2017-SFR1, A 144A 2.716%, 9/17/34(1)	6,553	6,672
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	7,960	7,896
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.755%, 5/10/45(1)(4)	7,206	5,221
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(4)	11,466	11,374
Velocity Commercial Capital Loan Trust
2017-1, AFX 144A 3.000%, 5/25/47(1)(4)	580	578
2020-1, AFX 144A 2.610%, 2/25/50(1)(4)	12,777	12,838
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(4)	9,374	9,417
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(4)	14,041	13,875
Vericrest Opportunity Loan Trust LXXXIII LLC 2019-NPL9, A1A 144A 3.327%, 11/26/49(1)(4)	6,429	6,418
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(4)	8,229	8,178
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(4)	1,321	1,318
2018-INV1, A3 144A 4.052%, 3/25/58(1)(4)	2,335	2,337
2018-2, A1 144A 3.677%, 6/1/58(1)(4)	13,119	13,277
2018-2, B1 144A 4.426%, 6/1/58(1)(4)	4,975	4,945
2018-3, A1 144A 4.108%, 10/25/58(1)(4)	8,381	8,572
2019-2, A1 144A 3.211%, 5/25/59(1)(4)	14,608	14,896

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-INV2, A1 144A 2.913%, 7/25/59(1)(4)	$6,221	$6,331
2019-INV1, A1 144A 3.402%, 12/25/59(1)(4)	11,362	11,621
2020-1, A1 144A 2.417%, 1/25/60(1)(4)	12,988	13,167
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	7,062
Wells Fargo Mortgage Backed Securities Trust 2004-U, A1 4.326%, 10/25/34(4)	315	313
		1,352,352

Total Mortgage-Backed Securities (Identified Cost $1,441,973)		1,456,657

Asset-Backed Securities—22.0%
Auto Floor Plan—0.3%
NextGear Floorplan Master Owner Trust
2017-2A, A2 144A 2.560%, 10/17/22(1)	12,410	12,457
2018-1A, A2 144A 3.220%, 2/15/23(1)	4,420	4,441
		16,898

Automobiles—11.7%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(1)	2,703	2,708
2019-1, A 144A 3.750%, 5/20/22(1)	6,212	6,257
2019-1, B 144A 4.470%, 10/20/22(1)	3,355	3,232
2019-2, A 144A 2.820%, 2/21/23(1)	2,641	2,642
2019-2, B 144A 3.630%, 8/21/23(1)	8,030	8,051
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(1)	2,430	2,436
2018-3, C 144A 3.750%, 10/15/24(1)	5,141	5,176
2018-4, C 144A 3.970%, 1/13/25(1)	2,400	2,438
2019-1, C 144A 3.500%, 4/14/25(1)	8,800	8,939
2019-2, C 144A 3.170%, 6/12/25(1)	12,600	12,793
2020-2, D 144A 5.650%, 5/13/26(1)	2,110	2,221
AmeriCredit Automobile Receivables Trust
2017-1, C 2.710%, 8/18/22	5,000	5,054
2018-1, D 3.820%, 3/18/24	8,090	8,378
2019-1, C 3.360%, 2/18/25	8,800	9,145
Avid Automobile Receivables Trust
2018-1, A 144A 2.840%, 8/15/23(1)	442	443
	Par Value	Value

Automobiles—continued
2018-1, B 144A 3.850%, 7/15/24(1)	$4,000	$4,049
2019-1, C 144A 3.140%, 7/15/26(1)	3,180	3,212
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	2,260	2,268
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	8,205	8,090
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	8,025	7,761
California Republic Auto Receivables Trust
2016-1, B 3.430%, 2/15/22	4,615	4,620
2017-1, B 2.910%, 12/15/22	7,000	7,108
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(1)	3,630	3,652
2017-1, D 144A 3.150%, 2/20/25(1)	1,980	2,011
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	4,140	4,135
CarNow Auto Receivables Trust 2020-1A, B 2.710%, 7/17/23	3,320	3,319
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	6,620	6,750
2019-2A, D 144A 3.280%, 1/15/25(1)	8,750	8,856
2019-3A, C 144A 2.710%, 10/15/24(1)	6,990	7,094
2019-3A, D 144A 3.040%, 4/15/25(1)	1,840	1,855
2020-N1A, D 144A 3.430%, 1/15/26(1)	11,730	11,975
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	36	36
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	1,440	1,477
2020-A, C 144A 2.540%, 12/15/25(1)	4,200	4,239
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	5,926	5,963
2018-2A, B 144A 3.940%, 7/15/27(1)	5,500	5,664
2019-1A, A 144A 3.330%, 2/15/28(1)	3,375	3,454
2019-3A, B 144A 2.860%, 1/16/29(1)	3,820	3,916
2020-1A, B 144A 2.390%, 4/16/29(1)	4,650	4,706
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	13,505	13,830
2019-3, C 2.900%, 8/15/25	8,240	8,368
2019-4, C 2.510%, 11/17/25	6,410	6,493

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
DT Auto Owner Trust
2017-1A, D 144A 3.550%, 11/15/22(1)	$3,571	$3,590
2018-1A, C 144A 3.470%, 12/15/23(1)	4,710	4,732
2019-1A, C 144A 3.610%, 11/15/24(1)	3,900	3,980
2019-2A, B 144A 2.990%, 4/17/23(1)	2,840	2,869
2019-2A, C 144A 3.180%, 2/18/25(1)	3,655	3,708
2019-4A, C 144A 2.730%, 7/15/25(1)	13,370	13,514
Exeter Automobile Receivables Trust
2017-3A, B 144A 2.810%, 9/15/22(1)	6,230	6,254
2018-2A, C 144A 3.690%, 3/15/23(1)	5,734	5,779
2018-3A, C 144A 3.710%, 6/15/23(1)	6,620	6,712
2018-4A, D 144A 4.350%, 9/16/24(1)	13,444	13,996
2019-1A, D 144A 4.130%, 12/16/24(1)	14,555	15,042
2019-2A, C 144A 3.300%, 3/15/24(1)	6,775	6,885
2019-3A, C 144A 2.790%, 5/15/24(1)	4,580	4,651
2019-4A, C 144A 2.440%, 9/16/24(1)	5,020	5,055
2020-1A, D 144A 2.730%, 12/15/25(1)	8,775	8,764
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	2,057	2,091
2019-1A, C 144A 3.260%, 3/17/25(1)	4,690	4,809
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(1)	87	87
2016-3, D 144A 3.890%, 11/15/22(1)	4,990	5,076
2017-1, C 144A 3.220%, 5/15/23(1)	5,569	5,608
2019-1, C 144A 3.600%, 2/18/25(1)	3,160	3,259
2019-2, C 144A 3.090%, 5/15/25(1)	2,360	2,416
2020-1, C 144A 2.240%, 1/15/26(1)	12,300	12,361
Foursight Capital Automobile Receivables Trust
2017-1, B 144A 3.050%, 12/15/22(1)	8,965	9,016
2017-1, C 144A 3.470%, 12/15/22(1)	4,458	4,500
2018-1, D 144A 4.190%, 11/15/23(1)	1,630	1,683
2018-2, D 144A 4.330%, 7/15/24(1)	4,650	4,872
GLS Auto Receivables Issuer Trust
2019-2A, A 144A 3.060%, 4/17/23(1)	3,761	3,802
	Par Value	Value

Automobiles—continued
2019-2A, B 144A 3.320%, 3/15/24(1)	$12,130	$12,348
2019-3A, B 144A 2.720%, 6/17/24(1)	3,495	3,536
2019-4A, B 144A 2.780%, 9/16/24(1)	9,835	9,966
2019-4A, C 144A 3.060%, 8/15/25(1)	14,775	14,916
2020-2A, B 144A 3.160%, 6/16/25(1)	2,560	2,633
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	11,090	11,161
2018-1A, A 144A 2.820%, 7/15/22(1)	450	452
2018-1A, B 144A 3.520%, 8/15/23(1)	14,475	14,635
2018-3A, B 144A 3.780%, 8/15/23(1)	2,500	2,553
2018-3A, C 144A 4.180%, 7/15/24(1)	4,740	4,911
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	22,264	21,946
2016-4A, A 144A 2.650%, 7/25/22(1)	9,893	9,740
2018-1A, A 144A 3.290%, 2/25/24(1)	5,214	5,166
2019-1A, A 144A 3.710%, 3/25/23(1)	9,672	9,575
Hyundai Auto Receivables Trust 2017-B, B 2.230%, 2/15/23	3,560	3,610
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	11,840	11,922
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)	6,875	6,947
2018-1A, D 144A 4.140%, 10/15/24(1)	3,785	3,855
2019-1A, D 144A 3.010%, 8/15/25(1)	7,060	7,110
Santander Drive Auto Receivables Trust
2017-2, C 2.790%, 8/15/22	498	499
2017-3, C 2.760%, 12/15/22	2,339	2,349
2018-2, C 3.350%, 7/17/23	12,425	12,589
Skopos Auto Receivables Trust
2018-1A, B 144A 3.930%, 5/16/22(1)	584	584
2019-1A, C 144A 3.630%, 9/16/24(1)	3,695	3,570
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(1)	10,900	11,016
Tesla Auto Lease Trust
2018-B, B 144A 4.120%, 10/20/21(1)	2,410	2,458
2018-B, C 144A 4.360%, 10/20/21(1)	3,250	3,314

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Tidewater Auto Receivables Trust
2018-AA, B 144A 3.450%, 11/15/24(1)	$2,960	$2,976
2020-AA, C 144A 1.910%, 9/15/26(1)	10,470	10,426
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	2,509	2,526
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	15,480	15,614
2019-1, E 144A 4.290%, 8/12/24(1)	1,605	1,591
2020-1, C 144A 2.150%, 2/10/25(1)	3,990	3,992
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	9,370	9,480
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(1)	3,945	3,961
2020-1, B 144A 2.190%, 6/16/25(1)	13,745	13,709
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	10,000	10,165
2018-3A, C 144A 3.610%, 10/16/23(1)	1,350	1,375
2018-3A, D 144A 4.000%, 10/16/23(1)	10,900	11,121
2020-2A, C 144A 2.010%, 7/15/25(1)	10,355	10,373
		680,595

Consumer Loans—0.4%
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, B 144A 2.830%, 10/15/26(1)	5,250	4,992
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(1)	8,000	8,001
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	5,179	5,199
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	3,786	3,789
Upstart Securitization Trust 2019-3, A 144A 2.684%, 1/21/30(1)	2,465	2,479
		24,460

Credit Card—0.5%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	25,795	25,714
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(1)	4,600	4,577
		30,291

Equipment—0.4%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(1)	2,300	2,306
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	8,410	8,461
	Par Value	Value

Equipment—continued
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(1)	$5,620	$5,694
Pawnee Equipment Receivables Series LLC 2019-1, B 144A 2.520%, 10/15/24(1)	3,635	3,594
		20,055

Other—8.4%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	3,876	3,904
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	6,453	6,473
2019-A, A 144A 3.140%, 7/16/40(1)	4,963	4,953
2019-A, C 144A 4.010%, 7/16/40(1)	8,680	7,772
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	1,294	1,296
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	3,900	3,936
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	4,492	4,450
2019-A, A 144A 3.280%, 9/26/33(1)	6,497	6,466
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(1)	11,121	10,807
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	533	530
2013-A, A 144A 3.010%, 12/4/28(1)	1,799	1,792
2015-A, A 144A 2.880%, 5/2/30(1)	1,839	1,821
2017-A, A 144A 2.950%, 10/4/32(1)	4,688	4,642
CCG Receivables Trust
2019-1, B 144A 3.220%, 9/14/26(1)	1,970	2,016
2019-2, B 144A 2.550%, 3/15/27(1)	5,405	5,441
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	647	639
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, A 144A 2.470%, 10/15/26(1)	3,654	3,661
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	1,066	1,070
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	7,150	7,383
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	6,154	6,146
2018-1, B 144A 4.190%, 1/21/31(1)	3,212	3,141
2019-1A, B 144A 3.530%, 2/20/32(1)	6,038	5,790

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Drug Royalty III LP 1
2016-1A, A 144A 3.979%, 4/15/27(1)	$420	$420
2017-1A, A1 (3 month LIBOR + 2.500%) 144A 3.719%, 4/15/27(1)(4)	1,359	1,357
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(1)	445	450
2017-1A, A 144A 3.300%, 7/15/33(1)	4,275	4,310
2019-1A, A 144A 3.860%, 11/15/34(1)	4,731	4,775
FREED ABS Trust
2018-2, B 144A 4.610%, 10/20/25(1)	13,500	13,399
2019-1, B 144A 3.870%, 6/18/26(1)	4,030	4,004
2019-2, B 144A 3.190%, 11/18/26(1)	7,320	7,020
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	1,562	1,562
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	20,431	20,764
Hilton Grand Vacations Trust
2014-AA, A 144A 1.770%, 11/25/26(1)	1,917	1,911
2017-AA, A 144A 2.660%, 12/26/28(1)	2,680	2,645
2018-AA, A 144A 3.540%, 2/25/32(1)	4,663	4,750
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	15,230	14,990
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	13,345	13,173
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(1)	8,445	8,473
2019-1A, A 144A 3.000%, 12/20/27(1)	8,835	8,497
Mariner Finance Issuance Trust
2018-AA, A 144A 4.200%, 11/20/30(1)	10,000	10,010
2019-AA, A 144A 2.960%, 7/20/32(1)	7,255	7,153
Marlette Funding Trust
2018-3A, A 144A 3.200%, 9/15/28(1)	178	178
2019-2A, A 144A 3.130%, 7/16/29(1)	3,754	3,787
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	1,422	1,421
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	352	344
2016-1A, A 144A 2.250%, 12/20/33(1)	1,669	1,644
2019-1A, A 144A 2.890%, 11/20/36(1)	6,467	6,579
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	9,145	9,334
Oasis LLC
2020-1A, A 144A 3.820%, 1/15/32(1)	7,162	7,162
	Par Value	Value

Other—continued
2020-2A, A 144A 4.262%, 5/15/32(1)	$3,250	$3,255
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	10,911	10,875
OneMain Financial Issuance Trust
2017-1A, A1 144A 2.370%, 9/14/32(1)	2,535	2,543
2018-1A, A 144A 3.300%, 3/14/29(1)	22,200	22,561
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	8,455	8,516
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	14,100	14,123
Orange Lake Timeshare Trust
2014-AA, A 144A 2.290%, 7/9/29(1)	632	631
2015-AA, A 144A 2.880%, 9/8/27(1)	1,722	1,713
2018-A, A 144A 3.100%, 11/8/30(1)	3,015	3,035
2019-A, B 144A 3.360%, 4/9/38(1)	9,335	8,895
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	13,205	12,789
Prosper Marketplace Issuance Trust
2018-2A, B 144A 3.960%, 10/15/24(1)	12,676	12,707
2019-3A, A 144A 3.190%, 7/15/25(1)	2,744	2,755
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	3,100	3,148
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	2,214	2,199
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	1,260	1,259
2016-2A, A 144A 2.330%, 7/20/33(1)	1,196	1,196
2018-2A, A 144A 3.500%, 6/20/35(1)	2,904	2,951
2019-1A, B 144A 3.420%, 1/20/36(1)	2,768	2,715
2019-2A, B 144A 2.820%, 5/20/36(1)	9,892	9,658
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	1,268	1,230
2020-A, A 144A 2.620%, 12/15/26(1)	3,443	3,320
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	371	372
2017-1, A 144A 3.280%, 1/26/26(1)	1,574	1,579
2017-3, A 144A 2.770%, 5/25/26(1)	2,040	2,052
2017-5, A2 144A 2.780%, 9/25/26(1)	6,578	6,643
2017-6, A2 144A 2.820%, 11/25/26(1)	5,219	5,255
SoFi Consumer Loan Program Trust 2018-2, A2 144A 3.350%, 4/26/27(1)	10,497	10,581

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	$7,062	$7,472
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(4)	2,276	2,319
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	13,256	13,516
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	3,692	3,694
Upgrade Master Pass-Thru Trust Series 2019-ST3, A 144A 3.750%, 11/15/25(1)	5,446	5,407
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	447	446
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)	2,667	2,625
Upstart Securitization Trust
2019-1, B 144A 4.190%, 4/20/26(1)	7,521	7,454
2019-2, A 144A 2.897%, 9/20/29(1)	4,780	4,799
2019-2, B 144A 3.734%, 9/20/29(1)	7,487	7,273
Volvo Financial Equipment LLC 2017-1A, B 144A 2.400%, 1/18/22(1)	3,600	3,630
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	2,308	2,283
2017-A, A 144A 2.330%, 3/20/35(1)	4,595	4,610
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	605	603
2015-AA, A 144A 2.790%, 6/16/31(1)	1,497	1,491
2019-AA, B 144A 2.990%, 6/15/38(1)	5,661	5,223
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	1,525	1,523
2018-1A, A 144A 3.380%, 12/20/31(1)	3,287	3,300
		490,465

Student Loan—0.3%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	10,882	11,301
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	1,685	1,705
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	2,653	2,694
		15,700

Total Asset-Backed Securities (Identified Cost $1,271,608)		1,278,464

Corporate Bonds and Notes—34.0%
Communication Services—3.2%
Altice France S.A. 144A 7.375%, 5/1/26(1)	11,710	12,225
	Par Value	Value

Communication Services—continued
AT&T, Inc. (3 month LIBOR + 0.890%) 1.314%, 2/15/23(4)	$8,918	$8,873
Baidu, Inc. 3.075%, 4/7/25	8,300	8,721
CenturyLink, Inc. 144A 4.000%, 2/15/27(1)	3,180	3,078
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	3,690	3,423
144A 5.125%, 8/15/27(1)	3,265	3,134
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	4,545	3,294
144A 6.625%, 8/15/27(1)	4,370	2,342
DISH DBS Corp.
5.875%, 7/15/22	6,245	6,350
5.000%, 3/15/23	6,445	6,429
7.750%, 7/1/26	5,230	5,544
144A 7.375%, 7/1/28(1)	2,560	2,544
iHeartCommunications, Inc. 8.375%, 5/1/27	213	195
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	4,090	4,085
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	3,005	2,735
144A 4.750%, 10/15/27(1)	9,355	8,047
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	3,565	3,660
Sprint Corp. 7.875%, 9/15/23	11,690	13,166
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(1)	6,234	6,310
144A 4.738%, 3/20/25(1)	8,210	8,887
Telesat Canada 144A 6.500%, 10/15/27(1)	5,675	5,590
Tencent Holdings Ltd.
144A 2.985%, 1/19/23(1)	7,050	7,323
144A 3.280%, 4/11/24(1)	18,933	20,111
T-Mobile USA, Inc.
144A 1.500%, 2/15/26(1)	6,072	6,072
144A 2.050%, 2/15/28(1)	5,892	5,895
Twitter, Inc. 144A 3.875%, 12/15/27(1)	8,270	8,271
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	2,440	2,330
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 1.492%, 5/15/25(4)	16,061	16,257
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(1)	3,500	3,572
		188,463

Consumer Discretionary—2.8%
American Axle & Manufacturing, Inc. 6.250%, 4/1/25	6,440	6,327
Aptiv Corp. 4.150%, 3/15/24	17,960	19,160
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	8,460	8,736
Boyd Gaming Corp. 6.375%, 4/1/26	12,395	11,775
Carnival Corp. 144A 11.500%, 4/1/23(1)	1,255	1,355

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Colt Merger Sub, Inc. 144A 5.750%, 7/1/25(1)	$175	$176
COLT Merger Sub, Inc. 144A 6.250%, 7/1/25(1)	3,465	3,438
Expedia Group, Inc.
144A 6.250%, 5/1/25(1)	7,505	8,014
144A 7.000%, 5/1/25(1)	1,205	1,253
Ford Motor Co.
8.500%, 4/21/23	11,400	12,056
9.000%, 4/22/25	1,137	1,230
General Motors Financial Co., Inc.
4.200%, 3/1/21	7,300	7,397
3.550%, 4/9/21	2,847	2,881
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	11,440	11,569
International Game Technology plc
144A 6.250%, 2/15/22(1)	2,982	3,010
144A 5.250%, 1/15/29(1)	840	817
Jaguar Holding Co. II 144A 4.625%, 6/15/25(1)	2,660	2,707
M/I Homes, Inc. 4.950%, 2/1/28	5,890	5,853
Marriott Ownership Resorts, Inc. 144A 6.125%, 9/15/25(1)	6,720	6,871
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	6,370	6,529
4.500%, 1/15/28	1,055	1,027
QVC, Inc. 4.750%, 2/15/27	6,775	6,552
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(1)	775	769
Sands China Ltd. 144A 3.800%, 1/8/26(1)	2,800	2,877
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	7,150	6,601
144A 8.250%, 3/15/26(1)	5,935	5,267
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	10,454
VF Corp. 2.400%, 4/23/25	6,714	7,071
		161,772

Consumer Staples—0.9%
Albertson’s Cos. LLC 5.750%, 3/15/25	6,390	6,530
Altria Group, Inc. 2.350%, 5/6/25	4,959	5,218
BAT CAPITAL Corp. 4.700%, 4/2/27	11,000	12,570
Conagra Brands, Inc. 4.300%, 5/1/24	17,135	18,950
Kraft Heinz Foods Co. 144A 3.875%, 5/15/27(1)	10,200	10,657
		53,925

Energy—4.3%
Afren plc 144A 11.500%, 2/1/16(1)(2)(5)	4,674	4
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	6,070	6,040
	Par Value	Value

Energy—continued
Boardwalk Pipelines LP 4.950%, 12/15/24	$12,645	$13,540
BP Capital Markets plc 4.875% (6)(7)	11,690	12,070
Callon Petroleum Co. 6.125%, 10/1/24	4,327	1,471
Cheniere Energy Partners LP 5.625%, 10/1/26	14,860	14,714
CITGO Holding, Inc. 144A 9.250%, 8/1/24(1)	6,150	6,119
CITGO Petroleum Corp.
144A 7.000%, 6/15/25(1)	8,530	8,541
Senior Secured Notes 144A 6.250%, 8/15/22(1)	6,973	6,930
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	6,930	7,229
CrownRock LP 144A 5.625%, 10/15/25(1)	5,855	5,248
DCP Midstream Operating LP 5.625%, 7/15/27	340	343
DPL, Inc. 144A 4.125%, 7/1/25(1)	7,835	7,837
Ecopetrol S.A. 5.875%, 9/18/23	9,195	9,839
Energy Transfer Partners LP
5.000%, 10/1/22	4,794	5,104
4.500%, 11/1/23	10,760	11,553
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	2,290	2,313
144A 6.500%, 7/1/27(1)	2,620	2,684
KazMunayGas National Co. JSC 144A 4.750%, 4/24/25(1)	6,400	6,883
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	14,570	16,451
Lukoil International Finance BV 144A 4.563%, 4/24/23(1)	6,700	7,102
MPLX LP 3.375%, 3/15/23	15,635	16,339
Occidental Petroleum Corp. 2.700%, 8/15/22	6,400	5,958
Ovintiv, Inc. 3.900%, 11/15/21	7,960	7,940
Pertamina Persero PT 144A 4.300%, 5/20/23(1)	6,000	6,338
Petrobras Global Finance B.V. 5.299%, 1/27/25	8,000	8,328
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	9,545	229
Petroleos Mexicanos
4.625%, 9/21/23	14,225	13,630
6.875%, 8/4/26	11,000	10,404
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	11,580	12,341
Targa Resources Partners LP 5.875%, 4/15/26	5,555	5,499
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	3,303	2,872
Transocean, Inc. 144A 8.000%, 2/1/27(1)	1,440	795

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
USA Compression Partners LP 6.875%, 4/1/26	$6,905	$6,672
		249,360

Financials—9.9%
AerCap Ireland Capital DAC 3.950%, 2/1/22	6,835	6,837
Ares Capital Corp.
3.500%, 2/10/23	7,365	7,408
3.250%, 7/15/25	5,975	5,799
Athene Global Funding 144A 2.800%, 5/26/23(1)	11,365	11,595
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	15,784
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	18,262	17,374
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(3)	16,280	17,216
Banco Santander Chile 144A 2.700%, 1/10/25(1)	9,500	9,755
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	9,510	10,408
Bancolombia SA 3.000%, 1/29/25	7,733	7,579
Bank of America Corp.
4.200%, 8/26/24	10,473	11,621
3.950%, 4/21/25	6,325	6,999
(3 month LIBOR + 0.770%) 1.311%, 2/5/26(4)	11,312	11,163
(3 month LIBOR + 1.000%) 2.020%, 4/24/23(4)	14,445	14,521
Barclays plc 3.200%, 8/10/21	10,345	10,575
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	10,415
Capital One Financial Corp. 3.750%, 7/28/26	6,325	6,902
Charles Schwab Corp. (The) Series G 5.375% (7)	10,620	11,346
Citadel LP 144A 4.875%, 1/15/27(1)	6,370	6,574
Citigroup, Inc.
3.200%, 10/21/26	24,642	27,024
(3 month LIBOR + 1.430%) 1.780%, 9/1/23(4)	7,115	7,187
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(1)	6,000	6,549
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	14,685	14,692
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	27,402
3.850%, 1/26/27	21,430	24,173
HSBC Holdings plc (3 month LIBOR + 1.500%) 2.873%, 1/5/22(4)	6,524	6,618
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	17,557
ICAHN Enterprises LP
4.750%, 9/15/24	12,395	11,713
6.250%, 5/15/26	10,030	10,044
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	9,450	9,801
	Par Value	Value

Financials—continued
(3 month LIBOR + 0.750%) 1.198%, 11/8/20(4)	$630	$630
JPMorgan Chase & Co.
2.295%, 8/15/21	4,495	4,504
(3 month LIBOR + 0.900%) 1.891%, 4/25/23(4)	18,055	18,117
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	7,000	5,600
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.175%, 4/20/67(4)(6)	2,885	1,897
Mizuho Financial Group, Inc. 3.922%, 9/11/24	5,000	5,409
Morgan Stanley
3.875%, 4/29/24	23,825	26,345
(3 month LIBOR + 0.930%) 2.028%, 7/22/22(4)	18,055	18,148
Navient Corp.
5.875%, 10/25/24	11,732	11,021
5.000%, 3/15/27	3,365	2,827
Prudential Financial, Inc. 5.625%, 6/15/43(6)	13,774	14,656
Santander Holdings USA, Inc.
4.450%, 12/3/21	11,379	11,859
3.700%, 3/28/22	5,808	5,982
3.500%, 6/7/24	12,715	13,374
SBA Tower Trust 144A 3.156%, 10/8/20(1)	6,050	6,063
Springleaf Finance Corp.
6.875%, 3/15/25	8,580	8,803
7.125%, 3/15/26	2,695	2,789
Synchrony Financial 4.375%, 3/19/24	12,785	13,393
Toronto-Dominion Bank (The) 2.650%, 6/12/24	16,021	17,145
Wells Fargo & Co.
1.654%, 6/2/24	14,335	14,567
4.100%, 6/3/26	8,375	9,440
		575,200

Health Care—1.2%
AbbVie, Inc. 144A 3.450%, 3/15/22(1)	3,815	3,963
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	6,675	7,084
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(1)	745	790
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	2,910	2,735
HCA, Inc. 5.375%, 2/1/25	7,250	7,767
LifePoint Health, Inc.
144A 6.750%, 4/15/25(1)	5,270	5,441
144A 4.375%, 2/15/27(1)	6,170	5,831
Mylan NV 3.950%, 6/15/26	12,770	14,277
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	2,000	2,127
Tenet Healthcare Corp.
4.625%, 7/15/24	4,350	4,263
144A 7.500%, 4/1/25(1)	915	972
144A 4.875%, 1/1/26(1)	8,215	8,046
144A 5.125%, 11/1/27(1)	2,750	2,713

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24	$800	$822
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	6,295	5,621
		72,452

Industrials—3.4%
Alaska Airlines Pass-Through-Trust 144A 4.800%, 8/15/27(1)	9,765	9,887
Alfa SAB de CV 144A 5.250%, 3/25/24(1)	6,775	7,215
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	7,985	8,384
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	9,422	7,906
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	17,074	14,938
Beacon Roofing Supply, Inc.
144A 4.875%, 11/1/25(1)	6,355	5,672
144A 4.500%, 11/15/26(1)	1,790	1,760
Boeing Co. (The)
2.350%, 10/30/21	5,740	5,812
4.875%, 5/1/25	4,191	4,563
5.040%, 5/1/27	6,336	6,986
Bombardier, Inc. 144A 8.750%, 12/1/21(1)	8,392	6,819
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	1,700	1,696
CNH Industrial N.V. 4.500%, 8/15/23	15,130	16,327
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(1)	8,307	7,550
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(1)	5,636	5,215
GFL Environmental, Inc. 144A 7.000%, 6/1/26(1)	1,740	1,810
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	6,809	6,455
Howmet Aerospace, Inc. 6.875%, 5/1/25	4,115	4,470
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	1,880	1,885
Navistar International Corp. 144A 6.625%, 11/1/25(1)	6,040	5,723
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(1)	22,887	19,683
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	7,770	8,295
Stanley Black & Decker, Inc. 4.000%, 3/15/60(6)	16,812	16,818
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	12,555	12,547
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	5,585	5,627
Vertical U.S. Newco, Inc. 144A 5.250%, 7/15/27(1)	555	555
	Par Value	Value

Industrials—continued
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	$1,520	$1,603
		196,201

Information Technology—2.6%
Alibaba Group Holding Ltd. 3.600%, 11/28/24	12,500	13,634
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	5,350	5,383
Broadcom Corp. 2.650%, 1/15/23	9,730	10,092
Broadcom, Inc. 144A 3.150%, 11/15/25(1)	5,685	6,036
Dell International LLC 144A 5.450%, 6/15/23(1)	6,380	6,979
Flex Ltd. 3.750%, 2/1/26	11,130	11,789
Hewlett Packard Enterprise Co.
2.250%, 4/1/23	9,470	9,754
(3 month LIBOR + 0.720%) 2.093%, 10/5/21(4)	2,830	2,824
HP, Inc.
2.200%, 6/17/25	4,977	5,143
3.000%, 6/17/27	9,050	9,486
Leidos, Inc. 144A 3.625%, 5/15/25(1)	11,608	12,650
Microchip Technology, Inc. 144A 2.670%, 9/1/23(1)	14,475	14,896
Open Text Corp. 144A 3.875%, 2/15/28(1)	12,720	12,247
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	10,250	9,814
VMware, Inc. 2.950%, 8/21/22	22,120	22,882
		153,609

Materials—1.9%
Anglo American Capital plc 144A 3.625%, 9/11/24(1)	12,120	12,717
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(1)	12,065	11,843
Celanese US Holdings LLC 3.500%, 5/8/24	9,870	10,419
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	990	955
Equate Petrochemical BV 144A 3.000%, 3/3/22(1)	9,535	9,630
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	5,925	5,373
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	7,820	7,155
OCP SA
144A 5.625%, 4/25/24(1)	3,065	3,299
144A 4.500%, 10/22/25(1)	10,000	10,406
RegS 5.625%, 4/25/24(3)	2,800	3,013
PolyOne Corp. 144A 5.750%, 5/15/25(1)	11,748	12,086
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	7,870	7,892
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	8,700	9,263

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Syngenta Finance NV 144A 3.933%, 4/23/21(1)	$8,635	$8,719
		112,770

Real Estate—1.4%
GLP Capital LP
5.250%, 6/1/25	13,175	14,327
5.750%, 6/1/28	1,863	2,053
5.300%, 1/15/29	2,731	2,955
iStar, Inc. 4.250%, 8/1/25	9,325	8,439
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	1,305	1,279
Office Properties Income Trust
4.150%, 2/1/22	18,910	18,797
4.000%, 7/15/22	7,345	7,316
Service Properties Trust
4.500%, 6/15/23	10,780	10,321
4.350%, 10/1/24	9,585	8,639
Uniti Group LP 144A 7.875%, 2/15/25(1)	5,455	5,527
		79,653

Utilities—2.4%
Avangrid, Inc. 3.200%, 4/15/25	7,346	8,027
DTE Energy Co. 2.529%, 10/1/24	15,896	16,633
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	9,280	8,589
Exelon Corp. 3.497%, 6/1/22	9,135	9,536
Exelon Generation Co. LLC 3.250%, 6/1/25	8,450	9,109
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	19,197	20,267
PNM Resources, Inc. 3.250%, 3/9/21	11,070	11,235
PSEG Power LLC 3.850%, 6/1/23	18,125	19,571
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	18,640	18,733
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(5)	5,925	7
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	15,540	16,038
		137,745

Total Corporate Bonds and Notes (Identified Cost $1,971,292)		1,981,150

Leveraged Loans(4)—8.9%
Aerospace—0.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	9,945	9,460
	Par Value	Value

Aerospace—continued
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 1.934%, 6/27/25	$6,504	$4,546
Kestrel Bidco, Inc. (3 month LIBOR + 3.000%) 4.000%, 12/11/26	4,249	3,396
Mileage Plus Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 0.000%, 6/25/27(8)	3,550	3,522
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.428%, 5/30/25	3,270	2,929
Tranche F (1 month LIBOR + 2.250%) 2.428%, 12/9/25	3,803	3,412
		27,265

Chemicals—0.2%
PQ Corp. Tranche B (3 month LIBOR + 3.000%) 0.000%, 2/7/27(8)	680	655
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 0.000%, 10/1/25(8)	8,877	8,322
		8,977

Consumer Non-Durables—0.2%
Kronos Acquisition Holdings, Inc. Tranche B-3 (2 month LIBOR + 4.000%) 5.000%, 5/15/23	14,825	14,086
Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(2)(5)	66	—
Financial—0.4%
Asurion LLC Tranche B-6 (1 month LIBOR + 3.000%) 3.178%, 11/3/23	6,798	6,566
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.174%, 6/16/25	3,988	3,662
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 2.058%, 10/6/23	5,774	5,502
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.923%, 6/28/23	9,153	8,786
		24,516

Food / Tobacco—0.6%
Aramark Services, Inc.
Tranche B-2 (3 month LIBOR + 1.750%) 1.928%, 3/28/24	3,575	3,373
Tranche B-3 (3 month LIBOR + 1.750%) 1.928%, 3/11/25	1,909	1,799
Tranche B-4 (1 month LIBOR + 1.750%) 1.928%, 1/15/27	3,481	3,270
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	6,210	5,957
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.428%, 1/29/27	12,225	11,469

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.007%, 8/3/25	$8,887	$8,558
		34,426

Forest Prod / Containers—0.4%
Berry Global, Inc.
Tranche W (1 month LIBOR + 2.000%) 2.177%, 10/1/22	6,109	5,940
Tranche X (1 month LIBOR + 2.000%) 2.177%, 1/19/24	1,010	980
Tranche Y (1 month LIBOR + 2.000%) 2.177%, 7/1/26	2,525	2,408
BWay Holding Co. (3 month LIBOR + 3.250%) 4.561%, 4/3/24	8,398	7,520
Reynolds Consumer Products LLC (1 month LIBOR + 1.750%) 1.928%, 2/4/27	5,910	5,685
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.322%, 1/31/25	2,642	2,315
		24,848

Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.928%, 12/23/24	9,013	7,990
Carnival Corp. (3 month LIBOR + 7.500%) 0.000%, 6/26/25(8)	1,600	1,540
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.935%, 6/22/26	9,796	9,231
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	4,710	3,953
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.476%, 8/14/24	4,221	3,723
Seminole Tribe of Florida (3 month LIBOR + 1.750%) 1.928%, 7/8/24	10,279	9,823
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	3,169	2,876
UFC Holdings LLC Tranche B (3 month LIBOR + 3.250%) 4.250%, 4/29/26	5,417	5,164
		44,300

Healthcare—0.5%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.940%, 11/27/25	1,688	1,629
(1 month LIBOR + 3.000%) 3.190%, 6/2/25	5,319	5,161
Change Healthcare Holdings LLC (3 month LIBOR + 2.500%) 3.500%, 3/1/24	8,793	8,428
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(8)	980	933
	Par Value	Value

Healthcare—continued
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.928%, 10/10/25	$6,354	$4,146
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.058%, 6/11/25	7,635	7,389
		27,686

Housing—0.1%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	6,863	6,784
Information Technology—1.1%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.250%) 4.250%, 9/19/24	189	183
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.428%, 10/2/25	6,269	5,916
Kronos, Inc.
2018 (1 month LIBOR + 3.000%) 3.179%, 11/1/23	13,896	13,866
Second Lien (1 month LIBOR + 8.250%) 9.250%, 11/1/24	3,782	3,780
Science Applications International Corp. Tranche B2 (1 month LIBOR + 2.250%) 2.428%, 3/13/27	7,019	6,819
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.928%, 4/16/25	2,660	2,541
Tranche B-4 (1 month LIBOR + 1.750%) 1.928%, 4/16/25	1,868	1,785
Tranche B-5 (1 month LIBOR + 1.750%) 1.928%, 4/16/25	9,403	8,952
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 0.000%, 5/4/26(8)	12,205	12,039
Second Lien (3 month LIBOR + 6.750%) 0.000%, 5/3/27(8)	235	238
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.183%, 3/2/27	11,237	10,591
		66,710

Manufacturing—0.5%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	7,731	6,233
Gardner Denver, Inc. Tranche A (3 month LIBOR + 4.000%) 0.000%, 3/1/27(8)	775	752
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.928%, 2/28/27	7,112	6,752
NCR Corp. (1 month LIBOR + 2.500%) 2.680%, 8/28/26	4,730	4,558
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.361%, 3/28/25	6,340	5,783
Vertical Midco Gmbh Tranche B (3 month LIBOR + 4.250%) 0.000%, 6/30/27(8)	2,360	2,313
		26,391

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—0.3%
Diamond Sports Group LLC (3 month LIBOR + 3.250%) 3.430%, 8/24/26	$3,642	$2,955
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.923%, 9/18/26	8,425	7,996
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 2.430%, 1/3/24	7,959	7,567
		18,518

Media / Telecom - Cable/Wireless Video—0.7%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.930%, 2/1/27	9,403	9,028
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.435%, 7/17/25	4,401	4,153
2018 (1 month LIBOR + 2.250%) 2.435%, 1/15/26	7,238	6,834
2019 (1 month LIBOR + 2.500%) 2.685%, 4/15/27	3,956	3,745
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.185%, 4/30/28	13,135	12,363
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.685%, 4/30/28	3,145	2,961
		39,084

Media / Telecom - Diversified Media—0.1%
CDS US Intermediate Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 6.500%, 7/8/22(2)	4,751	2,120
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 4.260%, 8/21/26	6,421	5,805
		7,925

Media / Telecom - Telecommunications—0.7%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/15/27	9,493	8,929
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	8,432	7,984
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.352%, 6/17/24	11,417	11,097
Level 3 Financing, Inc. 2027, Tranche B (3 month LIBOR + 1.750%) 1.928%, 3/1/27	9,083	8,574
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.178%, 3/9/27	7,332	6,942
		43,526

Media / Telecom - Wireless Communications—0.3%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.428%, 4/4/26	4,005	3,785
	Par Value	Value

Media / Telecom - Wireless Communications—continued
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.178%, 4/1/27	$14,750	$14,718
		18,503

Retail—0.1%
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 3.534%, 1/30/23	7,029	6,415
Service—0.7%
GFL Environmental, Inc. 2018 (3 month LIBOR + 3.000%) 4.000%, 5/30/25	10,628	10,312
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 4.572%, 6/30/24	4,454	3,719
Sedgwick Claims Management Services, Inc.
2019 (1 month LIBOR + 4.000%) 4.178%, 9/3/26	10,024	9,598
2020 (1 month LIBOR + 4.250%) 4.428%, 9/3/26	2,830	2,740
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	5,935	5,543
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.928%, 11/16/26	8,525	8,138
		40,050

Transportation - Automotive—0.2%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 2.308%, 12/30/26	2,763	2,654
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.678%, 4/30/26	6,898	6,553
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.178%, 10/1/25	6,028	5,194
		14,401

Utility—0.5%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.178%, 8/1/25	8,142	7,845
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.430%, 4/5/26	9,752	9,389
Pacific Gas and Electric Co. (1 month LIBOR + 2.250%) 2.440%, 12/31/20	7,605	7,567
PG&E Corp. (3 month LIBOR + 4.500%) 5.500%, 6/18/25	1,940	1,904
		26,705

Total Leveraged Loans (Identified Cost $551,546)		521,116

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.4%
Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 3.726%(4)	12,070(9)	$11,451
Huntington Bancshares, Inc. Series E, 5.700%	3,303(9)	2,799
JPMorgan Chase & Co. Series Z, 4.487%(4)	3,985(9)	3,780
JPMorgan Chase & Co. Series HH, 4.600%	4,159(9)	3,708
		21,738

Total Preferred Stocks (Identified Cost $23,522)		21,738

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(10)	48,842	51
Energy—0.0%
Frontera Energy Corp.	148,014	368
Total Common Stocks (Identified Cost $2,826)		419

Exchange-Traded Funds—2.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(11)	285,456	38,394
iShares iBoxx High Yield Corporate Bond ETF(11)	1,232,198	100,572
SPDR Bloomberg Barclays High Yield Bond Fund ETF(11)	150,236	15,198
Total Exchange-Traded Funds (Identified Cost $147,571)		154,164

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(10)	98,789	81
Total Rights (Identified Cost $84)		81

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(5)	20,771	182
Total Warrant (Identified Cost $361)		182

Total Long-Term Investments—98.9% (Identified Cost $5,774,717)		5,759,814

TOTAL INVESTMENTS—98.9% (Identified Cost $5,774,717)		$5,759,814
Other assets and liabilities, net—1.1%		64,952
NET ASSETS—100.0%		$5,824,766
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
SPDR	S&P Depositary Receipt

Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $3,416,908 or 58.7% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	83%
Cayman Islands	3
Canada	2
Netherlands	2
Indonesia	2
Mexico	1
United Kingdom	1
Other	6
Total	100%
† % of total investments as of June 30, 2020.
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,278,464	$—	$1,278,464	$—
Corporate Bonds and Notes	1,981,150	—	1,981,139	11(1)
Foreign Government Securities	276,709	—	276,709	—
Leveraged Loans	521,116	—	521,116	—(2)
Mortgage-Backed Securities	1,456,657	—	1,456,657	—
Municipal Bond	4,266	—	4,266	—
U.S. Government Securities	64,868	—	64,868	—
Equity Securities:
Common Stocks	419	419	—	—
Preferred Stocks	21,738	—	21,738	—
Rights	81	—	—	81
Warrant	182	—	—	182
Exchange-Traded Funds	154,164	154,164	—	—
Total Investments	$5,759,814	$154,583	$5,604,957	$274

(1)	Includes internally fair valued security.
(2)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $42,410 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset- Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Mortgage- Backed Securities	Right	Warrant
Investments in Securities
Balance as of September 30, 2019:	$67,186	$14,074	$11(a)	$—(b)	$52,720	$85	$296
Accrued discount/(premium)	$—(c)	—	—	—(c)	—(c)	—	—
Realized gain (loss)	$(183)	24	—	—	(207)	—	—
Change in unrealized appreciation (depreciation)(d)	$(509)	(39)	—	—(c)	(352)	(4)	(114)
Purchases	$—	—	—	—	—	—	—
Sales(e)	$(23,809)	(8,652)	—	—	(15,157)	—	—
Transfers into Level 3(f)	$—	—	—	—	—	—	—
Transfers from Level 3(f)	$(42,411)	(5,407)	—	—	(37,004)	—	—
Balance as of June 30, 2020	$274	$—	$11(a)	$—(b)	$—	$81	$182
a) Includes internally fair valued security.
(b) Includes internally fair valued security currently priced at zero ($0).
(c) Amount is less than $500.
(d) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, was $118.
(e) Includes paydowns on securities.
(f) “Transfers into and/or from” represent the ending value as of June 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.